American Century Variable Portfolios, Inc.

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

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VP BALANCED FUND * VP CAPITAL APPRECIATION FUND * VP GLOBAL GROWTH FUND
VP GROWTH FUND * VP INCOME & GROWTH FUND * VP INTERNATIONAL FUND
VP LARGE COMPANY VALUE FUND * VP MID CAP VALUE FUND * VP ULTRA® FUND
VP VALUE FUND * VP VISTA(SM) FUND

Supplement dated February 29, 2008 * Statement of Additional Information dated May 1, 2007

THE FOLLOWING REPLACES THE OTHER ACCOUNTS MANAGED ENTRIES FOR VP CAPITAL
APPRECIATION, VP GLOBAL GROWTH, VP INTERNATIONAL AND VP VISTA ON PAGES 51-53 OF
THE SAI.

OTHER ACCOUNTS MANAGED (AS OF DECEMBER 31, 2006)
-----------------------------------------------------------------------------------
                                                                    OTHER ACCOUNTS
                                                                    (E.G., SEPARATE
                               REGISTERED                           ACCOUNTS AND
                               INVESTMENT          OTHER POOLED     CORPORATE
                               COMPANIES           INVESTMENT       ACCOUNTS,
                               (E.G., OTHER        VEHICLES (E.G.,  INCLUDING
                               AMERICAN CENTURY    COMMINGLED       INCUBATION
                               FUNDS AND           TRUSTS AND       STRATEGIES
                               AMERICAN CENTURY -  529 EDUCATION    AND CORPORATE
                               SUBADVISED FUNDS)   SAVINGS PLANS)   MONEY)
-----------------------------------------------------------------------------------
VP Capital Appreciation
-----------------------------------------------------------------------------------
David        Number of Other   8                   0                2
Hollond(1)   Accounts Managed
             ----------------------------------------------------------------------
             Assets in Other   $5,473,849,891      N/A              $128,604,556
             Accounts Managed
-----------------------------------------------------------------------------------
Greg         Number of Other   2                   0                0
Walsh(2)     Accounts Managed
             ----------------------------------------------------------------------
             Assets in Other   $3,925,449,203      N/A              N/A
             Accounts Managed
-----------------------------------------------------------------------------------
VP Global Growth
-----------------------------------------------------------------------------------
Keith        Number of Other   6                   0                3
Creveling    Accounts Managed
             ----------------------------------------------------------------------
             Assets in Other   $4,646,493,272      N/A              $371,427,048
             Accounts Managed
-----------------------------------------------------------------------------------
Helen        Number of Other   1                   0                2
O'Donnell    Accounts Managed
             ----------------------------------------------------------------------
             Assets in Other   $448,086,320        N/A              $121,540,325
             Accounts Managed
-----------------------------------------------------------------------------------
Brent        Number of Other   2                   0                4
Puff(2)      Accounts Managed
             ----------------------------------------------------------------------
             Assets in Other   $595,227,121        N/A              $402,617,698
             Accounts Managed
-----------------------------------------------------------------------------------

(1)  MR. HOLLOND BECAME A PORTFOLIO MANAGER FOR THE FUND ON FEBRUARY 9, 2007.
     INFORMATION IS PROVIDED AS OF FEBRUARY 13, 2007.

(2)  MR. WALSH AND MR. PUFF BECAME PORTFOLIO MANAGERS ON FEBRUARY 15, 2008.
     INFORMATION IS PROVIDED AS OF FEBRUARY 15, 2008.

OTHER ACCOUNTS MANAGED (AS OF DECEMBER 31, 2006)
-------------------------------------------------------------------------------------
                                                                      OTHER ACCOUNTS
                                                                      (E.G., SEPARATE
                                 REGISTERED                           ACCOUNTS AND
                                 INVESTMENT          OTHER POOLED     CORPORATE
                                 COMPANIES           INVESTMENT       ACCOUNTS,
                                 (E.G., OTHER        VEHICLES (E.G.,  INCLUDING
                                 AMERICAN CENTURY    COMMINGLED       INCUBATION
                                 FUNDS AND           TRUSTS AND       STRATEGIES
                                 AMERICAN CENTURY -  529 EDUCATION    AND CORPORATE
                                 SUBADVISED FUNDS)   SAVINGS PLANS)   MONEY)
-------------------------------------------------------------------------------------
VP International
-------------------------------------------------------------------------------------
Alexander      Number of Other   4                   0                1
Tedder         Accounts Managed
               ----------------------------------------------------------------------
               Assets in Other   $3,279,896,815      N/A              $249,886,723
               Accounts Managed
-------------------------------------------------------------------------------------
Rajesh         Number of Other   4                   0                1
Gandhi(1)      Accounts Managed
               ----------------------------------------------------------------------
               Assets in Other   $2,786,590,410      N/A              $210,895,141
               Accounts Managed
-------------------------------------------------------------------------------------
VP Vista
-------------------------------------------------------------------------------------
Glenn          Number of Other   5                   0                2
Fogle          Accounts Managed
               ----------------------------------------------------------------------
               Assets in Other   $2,940,168,273      N/A              $123,649,206
               Accounts Managed
-------------------------------------------------------------------------------------
Bradley J.     Number of Other   5                   0                2
Eixmann(2)     Accounts Managed
               ----------------------------------------------------------------------
               Assets in Other   $2,999,422,651      N/A              $128,604,556
               Accounts Managed
-------------------------------------------------------------------------------------

(1)  MR. GANDHI BECAME A PORTFOLIO MANAGER ON FEBRUARY 15, 2008. INFORMATION IS
     PROVIDED AS OF FEBRUARY 15, 2008.

(2)  MR. EIXMANN BECAME A PORTFOLIO MANAGER FOR THE FUND ON FEBRUARY 9,
     2007. INFORMATION IS PROVIDED AS OF FEBRUARY 13, 2007.

THE FOLLOWING REPLACES THE OWNERSHIP OF SECURITIES SECTION ON PAGE 55 OF THE
SAI.

OWNERSHIP OF SECURITIES

As of December 31, 2006, the funds' most recent year end, none of the portfolio managers beneficially owned shares of the fund they manage. As of February 13,
2007, none of the portfolio managers of VP Capital Appreciation and VP Vista beneficially owned shares of the fund they manage. As of August 10, 2007, portfolio manager Steve Lurito did not beneficially own shares of VP Ultra. As of September 21, 2007, portfolio managers Jim Platz and Seth Plunkett did not beneficially own shares of VP Balanced. As of February 15, 2008, none of the portfolio managers of VP Capital Appreciation, VP International and VP Global
Growth beneficially owned shares of the funds they manage. These portfolio managers serve on investment teams that oversee a number of funds in the same broad investment category and are not expected to invest in each such fund.

American Century Investment Services, Inc., Distributor

©2008 American Century Proprietary Holdings, Inc. All rights reserved.

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